Fair Value (Quantitative Information about Level 3 Fair Value Measurements) (Detail) - Fair Value, Measurements, Recurring [Member] - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2016	Mar. 31, 2015
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities at fair value		¥ 92,481,620	¥ 94,763,780
Level 3 [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities at fair value		1,412,908	1,410,377
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Japanese Prefectural and Municipal Bonds [Member] | Monte Carlo Method [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities at fair value	[1]	¥ 2,467
Significant unobservable inputs
Correlation between interest rates		51.10%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Japanese Prefectural and Municipal Bonds [Member] | Monte Carlo Method [Member] | Minimum [Member]
Significant unobservable inputs
Correlation between interest rate and foreign exchange rate		31.10%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Japanese Prefectural and Municipal Bonds [Member] | Monte Carlo Method [Member] | Maximum [Member]
Significant unobservable inputs
Correlation between interest rate and foreign exchange rate		49.70%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Japanese Prefectural and Municipal Bonds [Member] | Monte Carlo Method [Member] | Weighted Average [Member]
Significant unobservable inputs
Correlation between interest rate and foreign exchange rate	[2]	40.40%
Correlation between interest rates	[2]	51.10%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Foreign Governments and Official Institutions Bonds [Member] | Monte Carlo Method [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities at fair value	[1]	¥ 831	¥ 5,290
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Foreign Governments and Official Institutions Bonds [Member] | Monte Carlo Method [Member] | Minimum [Member]
Significant unobservable inputs
Correlation between interest rate and foreign exchange rate		21.10%	25.90%
Correlation between interest rates		37.90%	37.50%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Foreign Governments and Official Institutions Bonds [Member] | Monte Carlo Method [Member] | Maximum [Member]
Significant unobservable inputs
Correlation between interest rate and foreign exchange rate		49.70%	52.90%
Correlation between interest rates		51.10%	54.00%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Foreign Governments and Official Institutions Bonds [Member] | Monte Carlo Method [Member] | Weighted Average [Member]
Significant unobservable inputs
Correlation between interest rate and foreign exchange rate	[2]	28.90%	41.40%
Correlation between interest rates	[2]	45.50%	51.60%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Foreign Governments and Official Institutions Bonds [Member] | Return on Equity Method [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities at fair value	[1]	¥ 20,941	¥ 29,649
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Foreign Governments and Official Institutions Bonds [Member] | Return on Equity Method [Member] | Minimum [Member]
Significant unobservable inputs
Probability of default		0.10%	0.00%
Recovery rate		60.00%	60.00%
Market-required return on capital		8.00%	8.00%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Foreign Governments and Official Institutions Bonds [Member] | Return on Equity Method [Member] | Maximum [Member]
Significant unobservable inputs
Probability of default		0.90%	0.90%
Recovery rate		70.00%	80.00%
Market-required return on capital		10.00%	10.00%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Foreign Governments and Official Institutions Bonds [Member] | Return on Equity Method [Member] | Weighted Average [Member]
Significant unobservable inputs
Probability of default	[2]	0.30%	0.20%
Recovery rate	[2]	66.80%	72.00%
Market-required return on capital	[2]	9.00%	9.80%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Corporate Bonds [Member] | Discounted Cash Flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities at fair value	[1]	¥ 8,634	¥ 11,018
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Corporate Bonds [Member] | Discounted Cash Flow [Member] | Minimum [Member]
Significant unobservable inputs
Probability of default		4.70%	5.00%
Recovery rate		41.00%	17.40%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Corporate Bonds [Member] | Discounted Cash Flow [Member] | Maximum [Member]
Significant unobservable inputs
Probability of default		13.10%	13.40%
Recovery rate		74.10%	67.60%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Corporate Bonds [Member] | Discounted Cash Flow [Member] | Weighted Average [Member]
Significant unobservable inputs
Probability of default	[2]	5.30%	7.00%
Recovery rate	[2]	55.20%	51.60%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Corporate Bonds [Member] | Monte Carlo Method [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities at fair value	[1]		¥ 171
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Corporate Bonds [Member] | Monte Carlo Method [Member] | Minimum [Member]
Significant unobservable inputs
Correlation between interest rate and foreign exchange rate			25.90%
Correlation between interest rates			45.90%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Corporate Bonds [Member] | Monte Carlo Method [Member] | Maximum [Member]
Significant unobservable inputs
Correlation between interest rate and foreign exchange rate			52.90%
Correlation between interest rates			54.00%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Corporate Bonds [Member] | Monte Carlo Method [Member] | Weighted Average [Member]
Significant unobservable inputs
Correlation between interest rate and foreign exchange rate	[2]		42.80%
Correlation between interest rates	[2]		52.70%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Discounted Cash Flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities at fair value	[1]	¥ 144,897	¥ 150,588
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Discounted Cash Flow [Member] | Minimum [Member]
Significant unobservable inputs
Probability of default		1.20%	2.80%
Recovery rate		60.00%	60.00%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Discounted Cash Flow [Member] | Maximum [Member]
Significant unobservable inputs
Probability of default		5.30%	5.30%
Recovery rate		76.00%	76.00%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Discounted Cash Flow [Member] | Weighted Average [Member]
Significant unobservable inputs
Probability of default	[2]	4.30%	4.40%
Recovery rate	[2]	65.10%	64.80%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Internal Model [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities at fair value	[1],[3]	¥ 617,350	¥ 560,800
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Internal Model [Member] | Minimum [Member]
Significant unobservable inputs
Asset correlations	[3]	9.00%	11.00%
Discount factor	[3]	1.80%	1.50%
Prepayment rate	[3]	8.70%	5.30%
Probability of default	[3]	0.00%	0.00%
Recovery rate	[3]	51.30%	49.00%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Internal Model [Member] | Maximum [Member]
Significant unobservable inputs
Asset correlations	[3]	13.00%	15.00%
Discount factor	[3]	4.30%	7.30%
Prepayment rate	[3]	20.90%	25.90%
Probability of default	[3]	82.10%	83.70%
Recovery rate	[3]	61.60%	69.50%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Internal Model [Member] | Weighted Average [Member]
Significant unobservable inputs
Asset correlations	[2],[3]	12.90%	14.70%
Discount factor	[2],[3]	1.90%	1.80%
Prepayment rate	[2],[3]	20.50%	24.60%
Probability of default	[2],[3],[4]
Recovery rate	[2],[3]	61.40%	68.50%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Other Debt Securities [Member] | Discounted Cash Flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities at fair value	[1]	¥ 35,944	¥ 37,812
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Other Debt Securities [Member] | Discounted Cash Flow [Member] | Minimum [Member]
Significant unobservable inputs
Liquidity premium		0.50%	0.60%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Other Debt Securities [Member] | Discounted Cash Flow [Member] | Maximum [Member]
Significant unobservable inputs
Liquidity premium		0.60%	0.80%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Other Debt Securities [Member] | Discounted Cash Flow [Member] | Weighted Average [Member]
Significant unobservable inputs
Liquidity premium	[2]	0.50%	0.80%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Other Debt Securities [Member] | Return on Equity Method [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities at fair value	[1]	¥ 168,678	¥ 180,239
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Other Debt Securities [Member] | Return on Equity Method [Member] | Minimum [Member]
Significant unobservable inputs
Probability of default		0.00%	0.00%
Recovery rate		40.00%	40.00%
Market-required return on capital		8.00%	8.00%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Other Debt Securities [Member] | Return on Equity Method [Member] | Maximum [Member]
Significant unobservable inputs
Probability of default		25.00%	25.00%
Recovery rate		90.00%	90.00%
Market-required return on capital		10.00%	10.00%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Other Debt Securities [Member] | Return on Equity Method [Member] | Weighted Average [Member]
Significant unobservable inputs
Probability of default	[2]	0.50%	0.50%
Recovery rate	[2]	69.30%	68.90%
Market-required return on capital	[2]	9.90%	10.00%
Level 3 [Member] | Trading Account Assets, Trading Derivatives-net [Member] | Interest Rate Contracts [Member] | Option Model [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives-net at fair value	[1]	¥ 37,623	¥ 27,962
Level 3 [Member] | Trading Account Assets, Trading Derivatives-net [Member] | Interest Rate Contracts [Member] | Option Model [Member] | Minimum [Member]
Significant unobservable inputs
Probability of default		0.10%	0.00%
Correlation between interest rate and foreign exchange rate		21.10%	25.90%
Correlation between interest rates		5.30%	10.30%
Recovery rate		41.00%	41.00%
Volatility		85.40%	38.20%
Level 3 [Member] | Trading Account Assets, Trading Derivatives-net [Member] | Interest Rate Contracts [Member] | Option Model [Member] | Maximum [Member]
Significant unobservable inputs
Probability of default		13.10%	13.40%
Correlation between interest rate and foreign exchange rate		49.70%	52.90%
Correlation between interest rates		99.80%	99.00%
Recovery rate		47.00%	46.00%
Volatility		201.80%	63.00%
Level 3 [Member] | Trading Account Assets, Trading Derivatives-net [Member] | Foreign Exchange Contracts [Member] | Option Model [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives-net at fair value	[1]		¥ 8,405
Level 3 [Member] | Trading Account Assets, Trading Derivatives-net [Member] | Foreign Exchange Contracts [Member] | Option Model [Member] | Minimum [Member]
Significant unobservable inputs
Probability of default			0.10%
Correlation between interest rate and foreign exchange rate			32.90%
Correlation between interest rates			54.00%
Correlation between underlying assets			52.60%
Recovery rate			41.00%
Level 3 [Member] | Trading Account Assets, Trading Derivatives-net [Member] | Foreign Exchange Contracts [Member] | Option Model [Member] | Maximum [Member]
Significant unobservable inputs
Probability of default			13.40%
Correlation between interest rate and foreign exchange rate			58.40%
Correlation between interest rates			80.70%
Correlation between underlying assets			73.20%
Recovery rate			46.00%
Level 3 [Member] | Trading Account Assets, Trading Derivatives-net [Member] | Equity Contracts [Member] | Discounted Cash Flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives-net at fair value	[1]	¥ 2,348
Significant unobservable inputs
Term of litigation		1 year
Level 3 [Member] | Trading Account Assets, Trading Derivatives-net [Member] | Equity Contracts [Member] | Option Model [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives-net at fair value	[1]	¥ (10,139)	¥ 5,976
Significant unobservable inputs
Correlation between foreign exchange rate and equity		6.00%
Level 3 [Member] | Trading Account Assets, Trading Derivatives-net [Member] | Equity Contracts [Member] | Option Model [Member] | Minimum [Member]
Significant unobservable inputs
Correlation between interest rate and equity		33.30%	5.70%
Volatility		0.00%	0.00%
Correlation between equities		27.40%
Level 3 [Member] | Trading Account Assets, Trading Derivatives-net [Member] | Equity Contracts [Member] | Option Model [Member] | Maximum [Member]
Significant unobservable inputs
Correlation between interest rate and equity		39.00%	59.60%
Volatility		106.60%	70.00%
Correlation between equities		65.30%
Level 3 [Member] | Trading Account Assets, Trading Derivatives-net [Member] | Credit Derivatives [Member] | Option Model [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives-net at fair value	[1]		¥ (3,198)
Level 3 [Member] | Trading Account Assets, Trading Derivatives-net [Member] | Credit Derivatives [Member] | Option Model [Member] | Minimum [Member]
Significant unobservable inputs
Correlation between underlying assets			6.40%
Recovery rate			37.20%
Level 3 [Member] | Trading Account Assets, Trading Derivatives-net [Member] | Credit Derivatives [Member] | Option Model [Member] | Maximum [Member]
Significant unobservable inputs
Correlation between underlying assets			100.00%
Recovery rate			37.20%

[1]	The fair value as of March 31, 2015 and 2016 excludes the fair value of investments valued using vendor prices.
[2]	Weighted averages are calculated by weighing each input by the relative fair value of the respective financial instruments.
[3]	For further detail of Internal model, refer to the last paragraph of "Trading Account Assets and Liabilities-Trading Account Securities".
[4]	See "Probability of default" in "Sensitivity to and range of unobservable inputs".